Note 11 - Commitments and Contingencies (Details Textual)	12 Months Ended
Dec. 31, 2020 USD ($)
Corporate Office Lease [Member]
Lessee, Operating Lease, Term of Contract (Month)	1 year
Lessee, Operating Lease, Monthly Lease Payment	$ 1,200
Lessee, Operating Lease, Renewal Term (Month)	1 year
Minimum [Member]
General Product Liability Insurance	$ 5,000,000